COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 58	$ 0
Operating lease - right-of-use asset	316	360
Operating lease liabilities - current	101	97
Operating lease liabilities - long-term	248	300
Total lease liability	$ 349	$ 397